Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of detailed information of net loss and average weighted number of shares	The impact of the revision of the previously issued interim financial statements is as follows:
As reported vs revised ‘weighted average number of shares’:

	As reported weighted average number of shares (Quarterly)	As reported weighted average number of shares (YTD)	Revision of weighted average number of shares (Quarterly)	Revision of weighted average number of shares (YTD)
Q1 2021	9,104,630	9,104,630	22,104,888	22,104,888
Q2 2021	16,154,350	16,154,350	33,126,351	27,646,066
Q3 2021	23,282,105	23,282,105	33,128,593	29,493,657
Q1 2022	33,135,821	33,135,821	33,151,892	33,151,892

Summary of prior period adjustment of earnings per share
As reported vs revised ‘basic and diluted loss per share’:

	As reported basic and diluted loss per share (Quarterly)	As reported basic and diluted loss per share (YTD)	Revision of basic and diluted loss per share (Quarterly)	Revision of basic and diluted loss per share (YTD)
Q1 2021	(0.66)	(0.66)	(0.27)	(0.27)
Q2 2021	(0.94)	(1.32)	(0.46)	(0.77)
Q3 2021	(0.39)	(1.31)	(0.28)	(1.03)
Q1 2022	(0.48)	(0.48)	(0.48)	(0.48)